Lease (Details 3) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease right-of-use asset	$ 791,231	$ 49,347	$ 129,683
Current portion	143,173	50,047	80,136
Non-current portion	655,957	0	50,047
Operating lease liabilities	$ 799,130	$ 50,047	$ 130,183